Selling, General and Administrative Expenses	9 Months Ended
Sep. 30, 2014
Selling, General and Administrative Expenses
Selling, General and Administrative Expenses

8. Selling, General and Administrative Expenses

        Selling, general and administrative expenses were comprised of the following at the respective dates:

	Successor	Predecessor
	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Personnel expenses	$33,612	$34,573
Travel expenses	3,092	3,168
Professional services	3,745	22,189
Office expenses	6,640	5,669
Other expenses	10,129	10,942

	$57,218	$76,541

	Successor	Predecessor
	Period beginning February 5, 2014 and ending September 30, 2014	Period beginning January 1, 2014 and ending May 13, 2014	Nine Months Ended September 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Personnel expenses	$50,641	$95,855	$127,867
Travel expenses	5,239	5,292	9,714
Professional services	6,338	20,357	50,120
Office expenses	10,224	8,878	15,486
Other expenses	15,813	23,508	36,950

	$88,255	$153,890	$240,137